Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	6 Months Ended
Jun. 30, 2023
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	20 years
Estimated residual value	10.00%
Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	10 years
Estimated residual value	10.00%
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	5 years
Estimated residual value	10.00%
Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	5 years
Estimated residual value	10.00%
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	3 years
Estimated residual value	10.00%
Inspection Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	5 years
Estimated residual value	10.00%